Assets pledged, collateral received and assets transferred - Recourse to transferred assets (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets, carrying value	£ 214,266	£ 188,668
Liabilities carry amount	(129,058)	(116,322)
Other [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets, carrying value	9,836	18,113
Liabilities carry amount	(7,408)	(12,005)
Other [member] | Recourse to transferred assets only [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets, carrying value	1,033	3,516
Liabilities carry amount	(1,019)	(2,918)
Transferred assets, fair value	1,121	3,678
Liabilities fair value	(1,033)	(2,922)
Net position	£ 88	£ 756